Stockholders' Equity - Summary of the restricted stock unit activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Grant-Date Fair Value
Stock-based compensation cost	$ 23,565	$ 1,189	$ 2,813
Cost of revenue
Weighted Average Grant-Date Fair Value
Stock-based compensation cost	$ 2,788	$ 109	$ 353
Restricted stock
Number of shares
Outstanding at the beginning	2,530
Granted	3,011
Vested	4
Forfeited	302
Outstanding at the end	5,235	2,530
Weighted Average Grant-Date Fair Value
Outstanding at the beginning	$ 8.53
Granted	9.11
Vested	9.25
Forfeited	8.33
Outstanding at the end	$ 8.88	$ 8.53
Number of RSUs outstanding subject to a certain vesting condition	5,235	2,530
RSUs
Number of shares
Outstanding at the end	2,500,000
Weighted Average Grant-Date Fair Value
Unrecognized compensation costs	$ 29,100
Number of RSUs outstanding subject to a certain vesting condition	2,500,000
Unrecognized Compensation Costs	$ 21,200